Nature of operations	12 Months Ended
Dec. 31, 2023
Nature Of Operations [Abstract]
Nature of operations [Text Block]

1. Nature of operations

Galiano Gold Inc. ("Galiano" or the "Company") was incorporated on September 23, 1999 under the Business Corporations Act of British Columbia, Canada. The Company's head office and principal address is located at 1640 ‐ 1066 West Hastings Street Vancouver, British Columbia, V6E 3X1, Canada. The Company's registered and records office is located at Suite 3500, 1133 Melville Street, Vancouver, V6E 4E5. The Company's common shares trade on the Toronto Stock Exchange ("TSX") and NYSE American Exchange ("NYSE American") under the ticker symbol "GAU".

During the year, the Company's principal business activity was the operation of the Asanko Gold Mine ("the AGM") through a joint venture arrangement (the "JV") associated with the Company's 45% equity interest in the entity that holds the AGM mining licenses and gold exploration tenements (see note 10). The Government of Ghana has a 10% free‐carried interest in the AGM. The AGM consists of four main open‐pit mining areas: Abore, Miradani North, Nkran and Esaase, multiple satellite deposits and exploration projects located on the Asankrangwa Gold Belt in the Amansie West District of the Republic of Ghana ("Ghana"), West Africa.

In addition to its interest in the AGM, the Company holds a 100% interest in the Asumura property in Ghana.